SCHEDULE OF GENERAL ADMINISTRATIVE EXPENSE (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
General And Administrative Expenses
Staff costs	$ 351,155	$ 370,826	$ 383,959
Audit fees	190,256	171,667	1,667
Travel expenses	192,020	45,056	69,383
Legal and professional fees	191,428	32,491	2,517
Depreciation charge and amortization of right-of-use assets	64,688	50,834	61,484
Allowance for expected credit loss	6,936	44,765	335
Others	82,866	43,087	69,387
Total	$ 1,079,349	$ 758,726	$ 588,732